Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Loans and advances - Credit institutions
Financial instruments
Collateral delivered		$ 14,300
Debt instruments.
Financial instruments
Collateral delivered	$ 5,306	4,472
Debt instruments received as collateral and delivered as collateral in turn	813	1,318
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	27,954
Mexican financial institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	15,738	7,536
Mexican financial institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	4,410	3,121
Foreign financial Institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	12,216	6,764
Foreign financial Institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	$ 896	$ 1,351